Offsets	Feb. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Invesco Mortgage Capital Inc.
Form or Filing Type	S-3
File Number	333-283034
Initial Filing Date	Nov. 06, 2024
Fee Offset Claimed	$ 47,865.46
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 476,881,432.54
Offset Note	The Registrant previously registered securities having an aggregate offering price of up to $650,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-283034) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on November 6, 2024 and declared effective on December 4, 2024. The value sold under the Prior Registration Statement was $173,118,567.46. Pursuant to Rule 457(p), $73,010.55 of the registration fee previously paid in connection with the Prior Registration Statement remains available to be applied to the fees payable in connection with offerings under the Current Registration Statement, $47,865.46 of which shall be applied to the fee due in connection with this offering. The Prior Registration Statement included equity, debt and other securities, including Common Stock, par value $0.01 per share, Preferred Stock, par value $0.01 per share, Depositary Shares, Debt Securities, Warrants, Rights and Units.
Termination / Withdrawal Statement	The Registrant previously registered securities having an aggregate offering price of up to $650,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-283034) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on November 6, 2024 and declared effective on December 4, 2024. The value sold under the Prior Registration Statement was $173,118,567.46. Pursuant to Rule 457(p), $73,010.55 of the registration fee previously paid in connection with the Prior Registration Statement remains available to be applied to the fees payable in connection with offerings under the Current Registration Statement, $47,865.46 of which shall be applied to the fee due in connection with this offering. The Prior Registration Statement included equity, debt and other securities, including Common Stock, par value $0.01 per share, Preferred Stock, par value $0.01 per share, Depositary Shares, Debt Securities, Warrants, Rights and Units.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Invesco Mortgage Capital Inc.
Form or Filing Type	S-3
File Number	333-283034
Filing Date	Nov. 06, 2024
Fee Paid with Fee Offset Source	$ 73,010.55
Offset Note	The Registrant previously registered securities having an aggregate offering price of up to $650,000,000 pursuant to the Prior Registration Statement filed with the Securities and Exchange Commission on November 6, 2024 and declared effective on December 4, 2024. The value sold under the Prior Registration Statement was $173,118,567.46. Pursuant to Rule 457(p), $73,010.55 of the registration fee previously paid in connection with the Prior Registration Statement remains available to be applied to the fees payable in connection with offerings under the Current Registration Statement, $47,865.46 of which shall be applied to the fee due in connection with this offering. The Registrant has completed the offering that included the unsold securities under the Prior Registration Statement.